FINANCIAL INSTRUMENTS & RISK - Credit Risk (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related party long-term payables
Financial assets, carrying amount	SFr 150,500	SFr 167,600
Credit risk | Derivatives
Related party long-term payables
Financial assets, carrying amount	100
Credit risk | Trade receivables
Related party long-term payables
Financial assets, carrying amount	366,200
Credit risk | Cash and Cash Equivalents
Related party long-term payables
Financial assets, carrying amount	SFr 273,700